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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-10529

The GKM Funds
(Exact name of registrant as specified in charter)

11150 Santa Monica Boulevard, Suite 850 Los Angeles, California	90025
(Address of principal executive offices)	(Zip code)

Timothy J. Wahl First Western Investment Management, Inc. 11150 Santa Monica Boulevard, Suite 850 Los Angeles, California 90025
(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 268-2605

Date of fiscal year end:         July 31, 2011

Date of reporting period:       January 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

GKM Growth Fund Semi-Annual Report January 31, 2011 (Unaudited)

GKM Growth Fund Portfolio Information January 31, 2011 (Unaudited)

Sector Concentration vs. the S&P 500 Index (% of Total Investments)

Top 10 Equity Holdings

Security Description	% of Net Assets
Apple, Inc.	7.8%
Google, Inc. - Class A	5.8%
International Business Machines Corporation	5.0%
Trimble Navigation Ltd.	4.7%
Intuit, Inc.	4.5%
Scotts Miracle-Gro Company (The) - Class A	3.3%
Applied Materials, Inc.	3.2%
EMC Corporation	3.0%
Microsoft Corporation	3.0%
Pall Corporation	2.7%

GKM Growth Fund Schedule of Investments January 31, 2011 (Unaudited)

Common Stocks — 107.0%	Shares	Value
Consumer Discretionary — 4.2%
Hotels, Restaurants & Leisure — 0.8%
Yum! Brands, Inc.	6,500	$303,940

Household Durables — 1.8%
Tupperware Brands Corporation	7,500	343,125
Whirlpool Corporation	4,000	342,000
		685,125
Specialty Retail — 1.6%
Men's Warehouse, Inc. (The)	13,000	340,730
PetSmart, Inc.	6,000	241,440
		582,170
Consumer Staples — 3.2%
Beverages — 1.2%
Coca-Cola Company (The)	7,000	439,950

Food & Staples Retailing — 1.0%
Costco Wholesale Corporation	5,000	359,200

Household Products — 1.0%
Church & Dwight Company, Inc.	5,500	378,455

Financials — 3.3%
Consumer Finance — 1.4%
American Express Company	12,000	520,560

Diversified Financial Services — 1.9%
Citigroup, Inc.*	150,000	723,000

Health Care — 21.3%
Biotechnology — 0.7%
Celgene Corporation*	5,000	257,650

Health Care Equipment & Supplies — 10.9%
Baxter International, Inc.	9,000	436,410
Conceptus, Inc.*	22,500	303,863
C.R. Bard, Inc.	3,500	330,225
Intuitive Surgical, Inc.*	3,000	968,730
Kinetic Concepts, Inc.*	10,000	461,300
Medtronic, Inc.	21,000	804,720

GKM Growth Fund Schedule of Investments (Continued)

Common Stocks — 107.0% (Continued)	Shares	Value
Health Care — 21.3% (Continued)
Health Care Equipment & Supplies — 10.9% (Continued)
St. Jude Medical, Inc.*	8,000	$324,000
Stryker Corporation	7,500	431,700
		4,060,948
Health Care Providers & Services — 2.2%
Henry Schein, Inc.*	12,700	833,882

Life Sciences Tools & Services — 1.7%
Covance, Inc.*	11,400	642,732

Pharmaceuticals — 5.8%
Abbott Laboratories	9,000	406,440
Johnson & Johnson	4,600	274,942
Novartis AG - ADR	6,000	335,160
Roche Holdings AG - ADR	7,000	267,890
Teva Pharmaceutical Industries Ltd. - ADR	16,000	874,400
		2,158,832
Industrials — 7.1%
Air Freight & Logistics — 1.3%
FedEx Corporation	5,300	478,696

Commercial Services & Supplies — 1.9%
EnerNOC, Inc.*	9,000	234,180
Stericycle, Inc.*	6,000	470,940
		705,120
Machinery — 2.7%
Pall Corporation	18,100	1,002,921

Road & Rail — 1.2%
Norfolk Southern Corporation	7,000	428,330

Information Technology — 60.5%
Communications Equipment — 4.2%
Cisco Systems, Inc.*	38,000	803,700
QUALCOMM, Inc.	13,700	741,581
		1,545,281
Computers & Peripherals — 14.5%
Apple, Inc.*	8,500	2,884,220
EMC Corporation*	45,000	1,120,050

GKM Growth Fund Schedule of Investments (Continued)

Common Stocks — 107.0% (Continued)	Shares	Value
Information Technology — 60.5% (Continued)
Computers & Peripherals — 14.5% (Continued)
Hewlett-Packard Company	15,600	$712,764
Stratasys, Inc.*	20,000	660,600
		5,377,634
Electronic Equipment, Instruments & Components — 7.3%
Flextronics International Ltd.*	120,000	958,800
Trimble Navigation Ltd.*	37,800	1,741,824
		2,700,624
Internet Software & Services — 5.8%
Google, Inc. - Class A*	3,600	2,161,296

IT Services — 11.0%
Accenture Ltd. - Class A	17,900	921,313
Automatic Data Processing, Inc.	7,000	335,300
Computer Sciences Corporation	6,500	346,385
International Business Machines Corporation	11,500	1,863,000
Western Union Company (The)	30,000	608,400
		4,074,398
Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.	75,000	1,176,750
Intel Corporation	13,700	294,002
		1,470,752
Software — 13.7%
Adobe Systems, Inc.*	19,000	627,950
CA, Inc.	14,000	333,200
Intuit, Inc.*	36,000	1,689,480
Microsoft Corporation	40,000	1,109,000
Oracle Corporation	30,000	960,900
Symantec Corporation*	20,000	352,200
		5,072,730
Materials — 7.4%
Chemicals — 7.4%
Ecolab, Inc.	15,000	745,350
Scotts Miracle-Gro Company (The) - Class A	23,600	1,219,412
Sigma-Aldrich Corporation	12,600	801,990
		2,766,752

Total Common Stocks (Cost $26,913,620)		$39,730,978

GKM Growth Fund Schedule of Investments (Continued)

Money Market Funds — 0.0%	Shares	Value
First American Treasury Obligations Fund - Class Y, 0.00%(a) (Cost $835)	835	$835

Total Investments at Value(b) —107.0% (Cost $26,914,455)		$39,731,813

Liabilities in Excess of Other Assets — (7.0%)		(2,590,178)

Net Assets — 100.0%		$37,141,635

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	Variable rate security. Rate shown is the 7-day effective yield as of January 31, 2011.

(b)	All securities are pledged as collateral for the Fund’s bank line of credit (Note 4).

See accompanying notes to financial statements.

GKM Growth Fund Statement of Assets and Liabilities January 31, 2011 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$26,914,455
At value (Note 1)	$39,731,813
Dividends receivable	8,465
Receivable for capital shares sold	5,633
Total Assets	39,745,911

LIABILITIES
Line of credit payable (Note 4)	2,559,100
Accrued investment advisory fees (Note 3)	38,820
Accrued Trustees’ fees (Note 3)	772
Other liabilities	5,584
Total Liabilities	2,604,276

NET ASSETS	$37,141,635

Net assets consist of:
Paid-in capital	$27,912,260
Accumulated net investment loss	(105,267)
Accumulated net realized losses from security transactions	(3,482,716)
Net unrealized appreciation on investments	12,817,358
Net assets	$37,141,635

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,585,482

Net asset value, redemption price and offering price per share (Note 1)	$14.37

See accompanying notes to financial statements.

GKM Growth Fund Statement of Operations For the Six Months Ended January 31, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (Net of foreign tax of $538)	$155,214

EXPENSES
Investment advisory fees (Note 3)	232,861
Trustees’ fees (Note 3)	1,512
Interest expense (Note 4)	26,108
Total Expenses	260,481

NET INVESTMENT LOSS	(105,267)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	2,253,345
Net change in unrealized appreciation/depreciation on investments	4,101,125
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,354,470

NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,249,203

See accompanying notes to financial statements.

GKM Growth Fund Statements of Changes in Net Assets

	Six Months Ended January 31, 2011 (Unaudited)	Year Ended July 31, 2010
FROM OPERATIONS
Net investment loss	$(105,267)	$(153,362)
Net realized gains (losses) from security transactions	2,253,345	(638,127)
Net change in unrealized appreciation/ depreciation on investments	4,101,125	4,075,013
Net increase in net assets from operations	6,249,203	3,283,524

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,457,391	3,073,177
Payments for shares redeemed	(1,576,431)	(5,072,607)
Net increase (decrease) in net assets from capital share transactions	880,960	(1,999,430)

TOTAL INCREASE IN NET ASSETS	7,130,163	1,284,094

NET ASSETS
Beginning of period	30,011,472	28,727,378
End of period	$37,141,635	$30,011,472

ACCUMULATED NET INVESTMENT LOSS	$(105,267)	$—

CAPITAL SHARE ACTIVITY
Shares sold	185,262	257,390
Shares redeemed	(122,028)	(431,555)
Net increase (decrease) in shares outstanding	63,234	(174,165)
Shares outstanding, beginning of period	2,522,248	2,696,413
Shares outstanding, end of period	2,585,482	2,522,248

See accompanying notes to financial statements.

GKM Growth Fund Statement of Cash Flows For the Six Months Ended January 31, 2011 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$6,249,203
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized gains from security transactions	(2,253,345)
Unrealized appreciation on investments	(4,101,125)
Increase in dividend receivable	(2,375)
Proceeds from investment securities litigation settlements	1,437
Purchase of investment securities	(5,493,063)
Purchase of short-term investments, net	(204)
Proceeds from sale of investment securities	5,070,047
Decrease in other liabilities	(1,456)
Increase in accrued investment advisory fees	6,879
Decrease in accrued Trustees’ fees	(1,488)
NET CASH USED IN OPERATING ACTIVITIES	(525,490)

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in line of credit payable	(345,600)
Increase in receivable for capital shares sold	(3,850)
Decrease in payable for capital shares redeemed	(6,020)
Receipt for shares purchased, net	880,960
NET CASH PROVIDED BY FINANCING ACTIVITIES	525,490

NET CHANGE IN CASH	—
Cash, beginning of period	—
Cash, end of period	$—

See accompanying notes to financial statements.

GKM Growth Fund Financial Highlights

Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended January 31,		Years Ended
	2011 (Unaudited)		July 31, 2010		July 31, 2009	July 31, 2008	July 31, 2007	July 31, 2006
Net asset value at beginning of period	$11.90		$10.65		$12.76	$15.12	$12.69	$12.58

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.06)		(0.03)	(0.09)	0.06	(0.06)
Net realized and unrealized gains (losses) on investments	2.51		1.31		(2.08)	(2.22)	2.38	0.17
Total from investment operations	2.47		1.25		(2.11)	(2.31)	2.44	0.11

Less distributions from:
Net investment income	—		—		—	(0.05)	(0.01)	—

Net asset value at end of period	$14.37		$11.90		$10.65	$12.76	$15.12	$12.69

Total return(a)	20.76%	(b)	11.74%		(16.54% )	(15.32% )	19.24%	0.87%

Net assets at end of period (000’s)	$37,142		$30,011		$28,727	$40,676	$49,527	$38,687

Ratio of expenses to average net assets	1.56%	(c)	1.59%		1.70%	1.83%	1.41%	1.41%

Ratio of expenses to average net assets excluding borrowing costs	1.41%	(c)	1.41%		1.41%	1.41%	1.41%	1.41%

Ratio of net investment income (loss) to average net assets	(0.63%	)(c)	(0.50%	)	(0.29% )	(0.63% )	0.45%	(0.47%	)

Portfolio turnover rate	15%	(b)	8%		12%	9%	3%	12%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

GKM Growth Fund Notes to Financial Statements January 31, 2011 (Unaudited)

1. Organization and Significant Accounting Policies

GKM Growth Fund (the “Fund”) is a diversified series of The GKM Funds (the “Trust”), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. The public offering of shares of the Fund commenced on December 28, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The investment objective of the Fund is long-term capital appreciation.

Securities valuation – Equity securities of the Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

GKM Growth Fund Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value the Fund’s investments by security type as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$39,730,978	$—	$—	$39,730,978
Money Market Funds	835	—	—	835
Total	$39,731,813	$—	$—	$39,731,813

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type. During the six months ended January 31, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2. There were no Level 3 securities or derivative instruments held by the Fund during the six months ended or as of January 31, 2011.

Share valuation – The net asset value of the Fund’s shares is calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Trust is open for business. The net asset value is calculated by dividing the value of the Fund’s total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from GAAP. There were no distributions during the periods ended January 31, 2011 and July 31, 2010.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is the Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

GKM Growth Fund Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of January 31, 2011:

Cost of portfolio investments	$26,914,455
Gross unrealized appreciation	$13,846,922
Gross unrealized depreciation	(1,029,564)
Net unrealized appreciation	12,817,358
Accumulated ordinary loss	(105,267)
Capital loss carryforwards	(5,732,898)
Post-October losses	(3,163)
Other gains	2,253,345
Total distributable earnings	$9,229,375

As of July 31, 2010, the Fund had capital loss carryforwards of $5,732,898, of which $97,687 expires July 31, 2012, $149,434 expires July 31, 2013, $4,847 expires July 31, 2014, $570 expires July 31, 2016, $1,687,753 expires July 31, 2017 and $3,792,607 expires July 31, 2018. In addition, the Fund had net realized losses of $3,163 during the period November 1, 2009 through July 31, 2010, which are treated for federal income tax purposes as arising during the Fund’s tax year ending July 31, 2011. These capital loss carryforwards and “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended July 31, 2007 through July 31, 2010) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

2. Investment Transactions

During the six months ended January 31, 2011, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $5,493,063 and $5,070,047, respectively.

3. Transactions with Affiliates

A Trustee and certain officers of the Trust are affiliated with First Western Investment Management, Inc. (the “Adviser”) or with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent.

Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund’s average daily net assets.

GKM Growth Fund Notes to Financial Statements (Continued)

The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person Trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

The Trust and the Adviser have entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

The Fund pays each Trustee who is not affiliated with the Adviser $1,000 annually. Trustees who are affiliated with the Adviser do not receive compensation from the Fund.

4. Bank Line of Credit

The Fund has a secured bank line of credit with US Bank NA that provides a maximum borrowing of up to $9,000,000. The line of credit may be used to cover redemptions or it may be used by the Adviser for investment purposes. When used for investment purposes, the Fund will be using the investment technique of “leverage.” Please see the Fund’s prospectus for detailed information on the investment strategies and associated risks involved with the use of leverage by the Fund. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. The line of credit matures on December 15, 2011. During the six months ended January 31, 2011, the Fund incurred $26,108 of interest expense related to borrowings. The average debt outstanding and the average interest rate during the six months ended January 31, 2011 were $1,702,566 and 3.04%, respectively. The largest outstanding borrowing during the six months ended January 31, 2011 was $2,918,700. As of January 31, 2011, the Fund had outstanding borrowings of $2,559,100. All of the Fund’s securities are pledged as collateral for the Fund’s bank line of credit.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

GKM Growth Fund Notes to Financial Statements (Continued)

6. Sector Risk

If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent the Fund is overweighted in the technology sector or the health care sector, it will be affected by developments affecting the applicable sector. These sectors are subject to changing government regulations. Companies in these sectors also may be significantly affected by intense competition. In addition, technology and health care products may be subject to rapid obsolescence.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

8. Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management has determined that ASU No. 2010-06 has no impact on these financial statements.

GKM Growth Fund About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2010 – January 31, 2011).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return before expenses. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including annual expense ratios for the most recent five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

GKM Growth Fund About Your Fund’s Expenses (Unaudited) (Continued)

	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,207.60	$8.68
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.34	$7.93

*	Expenses are equal to the Fund’s annualized expense ratio of 1.56% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-888-GKM-9518. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GKM Growth Fund Approval of Investment Management Agreement (Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of Fund’s Management Agreement (the “Agreement”) with the Adviser. Approval took place at an in-person meeting held on September 20, 2010, at which all of the Trustees were present.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement continues to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser’s investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser’s compliance program, and the Adviser’s role in coordinating such services and programs. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreement with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Nature, extent and quality of services

The Trustees considered the responsibilities of the Adviser under the Agreement, noting that the Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund. The Trustees reviewed biographical information on each of the Adviser’s key personnel from its investment management and compliance teams. Members of the Adviser’s investment management and compliance teams’ backgrounds and experience in the financial industry were reviewed. The Trustees also considered the Adviser’s compliance procedures and its commitment to compliance.

The Trustees considered the Adviser’s responsibilities with regards to brokerage selection. The Trustees also considered that the Adviser does not participate in any “soft dollar” arrangements.

Investment Results

The Trustees reviewed information regarding the Fund’s historical performance as compared to the S&P 500 Index and to other relevant indices and averages. The Trustees observed that the Fund outperformed the average and median performance of large growth funds (the peer group assigned by Morningstar) for the one year period ended June 30, 2010. It was further noted that the Fund underperformed the average and median performance of larger growth funds for the three year and five year periods ended June 30, 2010. The Trustees considered the Fund’s performance since inception through August 31, 2010, noting that the Fund outperformed the S&P 500 Index, its primary benchmark. The Trustees also reviewed the Fund’s Morningstar ratings, noting that the Fund was rated two stars over

GKM Growth Fund Approval of Investment Management Agreement (Unaudited) (Continued)

all periods. The Trustees discussed the market environment for large-cap growth stocks since the Fund’s inception, noting that, during the majority of this time, large-cap growth has been out of favor with investors. The Trustees also considered and reviewed the Fund’s absolute performance and noted the Fund’s low portfolio turnover ratio in achieving this performance. The Trustees considered the Fund’s portfolio turnover rate and noted that a low portfolio turnover rate generally means that a fund has incurred less transaction costs than other funds with higher rates of portfolio turnover. The Trustees further noted that higher transaction costs may reduce performance and potentially increase the tax burden of fund investors. The Trustees took into account the tax efficiency of the Fund.

Advisory fees and total expenses

In reviewing the advisory fee and total expense ratio of the Fund, the Trustees were provided with comparative expense and advisory fee information for equity funds classified by Morningstar as large growth funds. The Trustees considered the Fund’s unique fee arrangement in which the Adviser is responsible for paying most of the Fund’s ordinary operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons of advisory fees only. The Trustees specifically noted that the Fund’s total expense ratio (1.41% excluding borrowing costs in the most recent fiscal year), while higher than the average of all funds classified by Morningstar as large growth (1.34%), is less than the average expense ratio of such funds having less than $50 million in assets (1.45%).

The Trustees also reviewed information regarding the advisory fees paid by institutional and other private clients of the Adviser with similar investment mandates. They noted, however, that there were significant investment, operational and regulatory differences between advising a mutual fund and institutional or private clients.

The Trustees reviewed an analysis prepared by the Adviser regarding the profitability of the Agreement for the fiscal year ended July 31, 2010, noting that, after a reasonable allocation of the Adviser’s overall operating expenses, the Adviser incurred an operating loss of approximately $44,000 with respect to the Agreement during such year. The Trustees also considered the financial strength of the Adviser, concluding that the Adviser has sufficient assets to continue to meet its commitments to the Fund.

Ancillary benefits

The Trustees considered the ancillary benefits that the Adviser may receive with regard to providing these services to the Fund and concluded that, in light of the amounts involved, these factors are only secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

Economies of Scale

The Trustees considered economies of scale, noting that at the present time the Fund has not realized any significant economies of scale. The Board observed that, if assets of the Fund grow significantly, this factor will become more relevant to their considerations, and it may become necessary in the future for the Adviser to consider adding breakpoints to the fee paid to the Adviser.

GKM Growth Fund Approval of Investment Management Agreement (Unaudited) (Continued)

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Independent Trustees concluded that: (i) based on both the short-term and long-term performance of the Fund and the consistent application of the Fund’s investment strategies despite market sentiment, as well as the other services provided under the Agreement, such as the selection of broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and overseeing the activities of the Fund’s other service providers, they believe that the Adviser has provided quality services to the Fund; (ii) the Fund’s overall expense ratio of 1.41% (excluding borrowing costs) is slightly less than the average for comparably managed funds with assets of $50 million or less; and (iii) comparisons between the advisory fees payable to the Adviser with other comparably managed funds are not particularly meaningful due to the Adviser’s commitment to the Fund to pay most of its ordinary operating expenses out of its own resources. The Independent Trustees also discussed economies of scale, deciding that at the present time it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale. The Independent Trustees did note that if the Fund grows significantly in assets it may become necessary for the Adviser to consider adding fee breakpoints. The Independent Trustees also considered the “fallout benefits” to, and the profitability of, the Adviser but, given the amounts involved, viewed these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Agreement for an additional annual period.

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GKM FUNDS

Investment Adviser
First Western Investment Management, Inc.
11150 Santa Monica Boulevard
Suite 850
Los Angeles, California 90025

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, Ohio 45246
1.888.GKM.9518

Legal Counsel
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, Ohio 45202

Custodian
US Bank NA
425 Walnut Street
Cincinnati, Ohio 45202

Board of Trustees
Darrin F. DelConte
Brian D. Horner
Nicholas G. Tonsich
Timothy J. Wahl

Officers
Timothy J. Wahl, President
Robert G. Dorsey, Vice President
David L. Kahn, CCO and Secretary
Mark J. Seger, Treasurer

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The GKM Funds

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Wahl
Timothy J. Wahl, President

Date	March 29, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	March 29, 2011

* Print the name and title of each signing officer under his or her signature.